First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 81.3%
	Collateralized Mortgage Obligations — 42.1%
	Federal Home Loan Mortgage Corporation
$436	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	$27
1,787	Series 1998-2102, Class Z	6.00%	12/15/28	1,809
124,616	Series 2002-2410, Class OG	6.38%	02/15/32	126,356
62,713	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (a)	3.38%	01/15/29	3,091
108,689	Series 2003-2557, Class HL	5.30%	01/15/33	108,312
69,262	Series 2003-2564, Class AC	5.50%	02/15/33	70,389
164,198	Series 2003-2574, Class PE	5.50%	02/15/33	167,711
68,260	Series 2003-2577, Class LI, IO	5.50%	02/15/33	7,370
604,000	Series 2003-2581, Class LL	5.25%	03/15/33	610,340
8,641	Series 2003-2597, Class AE	5.50%	04/15/33	8,645
808,000	Series 2003-2613, Class LL	5.00%	05/15/33	810,515
293,563	Series 2003-2626, Class ZW	5.00%	06/15/33	288,010
639,968	Series 2003-2626, Class ZX	5.00%	06/15/33	607,494
202,321	Series 2004-2793, Class PE	5.00%	05/15/34	203,671
739,233	Series 2004-2891, Class ZA	6.50%	11/15/34	773,760
213,188	Series 2004-2907, Class DZ	4.00%	12/15/34	205,553
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	785,174
72,244	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (a)	2.17%	08/15/35	6,436
1,362,222	Series 2005-3054, Class ZW	6.00%	10/15/35	1,415,682
25,763	Series 2005-3074, Class ZH	5.50%	11/15/35	25,289
105,970	Series 2006-243, Class 11, IO, STRIPS (b)	7.00%	08/15/36	12,995
80,058	Series 2006-3117, Class ZU	6.00%	02/15/36	84,065
3,299,770	Series 2006-3196, Class ZK	6.50%	04/15/32	3,411,176
25,328	Series 2007-3274, Class B	6.00%	02/15/37	26,465
141,171	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (c)	0.00%	05/15/37	122,867
29,944	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (c)	4.82%	07/15/37	29,602
42,333	Series 2007-3360, Class CB	5.50%	08/15/37	43,609
47,370	Series 2007-3380, Class FS, 30 Day Average SOFR + CSA + 0.35% (c)	4.87%	11/15/36	46,158
132,932	Series 2008-3406, Class B	6.00%	01/15/38	135,607
74,341	Series 2008-3413, Class B	5.50%	04/15/37	76,645
133,206	Series 2008-3420, Class AZ	5.50%	02/15/38	130,920
104,669	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.53%	05/15/38	1,152
1,099,361	Series 2009-3542, Class ZP	5.00%	06/15/39	1,106,415
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	170,562
863,243	Series 2009-3563, Class ZP	5.00%	08/15/39	844,608
665,842	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (a)	2.28%	09/15/39	39,458
38,519	Series 2009-3585, Class QZ	5.00%	08/15/39	32,621
79,935	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (c)	4.52%	12/15/37	71,665
270,532	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	5.30%	03/15/36	268,255
900,982	Series 2009-3605, Class NC	5.50%	06/15/37	928,245
465,488	Series 2010-3622, Class PB	5.00%	01/15/40	469,604

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$107,000	Series 2010-3645, Class WD	4.50%	02/15/40	$103,012
327,752	Series 2010-3667, Class PL	5.00%	05/15/40	321,733
550,000	Series 2010-3714, Class PB	4.75%	08/15/40	531,617
46,031	Series 2010-3735, Class IK, IO	3.50%	10/15/25	347
39,263	Series 2010-3735, Class JI, IO	4.50%	10/15/30	2,875
165,268	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.48%	10/15/40	14,621
169,418	Series 2010-3770, Class GZ	4.50%	10/15/40	142,451
2,125,582	Series 2011-3796, Class PB	5.00%	01/15/41	2,125,802
2,591,522	Series 2011-3820, Class NC	4.50%	03/15/41	2,500,553
1,361,907	Series 2011-3895, Class PW	4.50%	07/15/41	1,315,603
2,078,147	Series 2011-3925, Class ZD	4.50%	09/15/41	1,972,208
6,362,447	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.48%	11/15/41	687,643
262,921	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.48%	08/15/42	23,315
5,127,895	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.48%	09/15/42	414,160
266,284	Series 2012-3999, Class WA (b)	5.55%	08/15/40	270,229
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,700,451
10,155	Series 2012-4012, Class GC	3.50%	06/15/40	10,085
15,451	Series 2012-4015, Class KB	1.75%	05/15/41	14,328
90,477	Series 2012-4021, Class IP, IO	3.00%	03/15/27	1,844
1,273,235	Series 2012-4026, Class GZ	4.50%	04/15/42	1,157,504
85,946	Series 2012-4030, Class IL, IO	3.50%	04/15/27	1,259
187,258	Series 2012-4054, Class AI, IO	3.00%	04/15/27	2,400
743,050	Series 2012-4090, Class YZ	4.50%	08/15/42	606,711
21,189	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	1.58%	08/15/42	2,020
1,929,450	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.53%	08/15/42	179,596
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,036,349
94,435	Series 2012-4103, Class HI, IO	3.00%	09/15/27	2,375
23,960	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (a)	1.63%	10/15/42	2,778
327,870	Series 2012-4121, Class HI, IO	3.50%	10/15/27	7,827
221,591	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (a)	4.50%	08/15/42	35,384
123,431	Series 2012-4145, Class YI, IO	3.00%	12/15/27	2,976
168,686	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.48%	01/15/43	16,128
93,300	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	2,534
42,701	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	1,036
124,416	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	1,619
4,048,651	Series 2013-314, Class PO, PO, STRIPS	(d)	09/15/43	3,025,707
192,218	Series 2013-4151, Class DI, IO	3.50%	11/15/31	1,867
5,984,866	Series 2013-4170, Class CO, PO	(d)	11/15/32	5,217,817
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	782,853
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	688,598
1,256,221	Series 2013-4193, Class AI, IO	3.00%	04/15/28	38,215

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$826,035	Series 2013-4193, Class PB	4.00%	04/15/43	$705,948
20,717,745	Series 2013-4199, Class BZ	3.50%	05/15/43	18,703,073
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	421,770
17,988,510	Series 2013-4213, Class GZ	3.50%	06/15/43	16,571,705
14,778,293	Series 2013-4218, Class ZK	2.50%	02/15/43	11,228,005
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	4,750,198
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (a)	0.00%	01/15/43	5,863
2,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	2,260,964
16,836,823	Series 2014-4316, Class BZ	3.00%	03/15/44	14,913,987
3,608,457	Series 2014-4316, Class XZ	4.50%	03/15/44	3,495,611
7,519,428	Series 2014-4329, Class VZ	4.00%	04/15/44	7,132,104
1,078,773	Series 2014-4387, Class IE, IO	2.50%	11/15/28	24,872
13,897,218	Series 2015-4499, Class CZ	3.50%	08/15/45	11,777,836
382,955	Series 2015-4512, Class W (b) (e)	5.40%	05/15/38	390,520
56,729	Series 2015-4520, Class AI, IO	3.50%	10/15/35	5,202
305,702	Series 2016-4546, Class PZ	4.00%	12/15/45	217,867
517,477	Series 2016-4546, Class ZT	4.00%	01/15/46	367,820
158,843	Series 2016-4568, Class MZ	4.00%	04/15/46	106,146
8,460,055	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.48%	04/15/46	834,393
7,785,213	Series 2016-4587, Class ZH	4.00%	03/15/44	7,070,328
785,308	Series 2016-4591, Class GI, IO	4.00%	12/15/44	92,762
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	675,302
136,619	Series 2016-4605, Class KS, (30 Day Average SOFR + CSA) × -1.57+ 4.71%, 0.00% Floor (a)	0.00%	08/15/43	69,647
107,305	Series 2016-4609, Class YI, IO	4.00%	04/15/54	3,331
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	478,417
2,304,737	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (a)	1.68%	04/15/48	239,445
13,741,267	Series 2018-4798, Class GZ	4.00%	06/15/48	12,668,841
3,655,404	Series 2018-4826, Class ME	3.50%	09/15/48	3,228,947
2,273,067	Series 2018-4833, Class PY	4.00%	10/15/48	2,080,423
486,724	Series 2018-4842, Class FA, 30 Day Average SOFR + CSA + 0.35% (c)	4.87%	11/15/48	475,429
3,570,432	Series 2019-4872, Class BZ	4.00%	04/15/49	3,163,234
3,016,513	Series 2019-4902, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	08/25/49	2,940,179
5,658,967	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	1.53%	06/15/49	626,518
3,170,038	Series 2019-4911, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	09/25/49	3,108,192
8,758,561	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	09/25/49	8,520,659
9,021,812	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	11/25/49	8,798,660
10,234,964	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	09/25/49	9,967,205
7,632,669	Series 2019-4937, Class MF, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	12/25/49	7,470,712

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$7,253,142	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.53%	12/25/49	$749,566
2,370,828	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	01/25/50	2,309,312
7,746,506	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.53%	01/25/50	755,993
12,610,344	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	03/25/50	12,247,862
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,488,674
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	630,832
4,613,552	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/49	4,480,795
13,706,962	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/50	13,279,069
30,704,692	Series 2020-4991, Class DA	2.00%	02/25/44	28,787,276
7,612,043	Series 2020-4994, Class FT, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	01/25/50	7,390,404
30,557,019	Series 2020-5001, Class A	2.00%	01/25/45	28,168,047
4,261,812	Series 2020-5002, Class FJ, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/50	4,168,956
33,597,763	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (c)	4.82%	07/25/50	32,349,687
25,592,087	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	08/25/50	24,684,338
9,876,518	Series 2020-5034, Class IO, IO (b)	2.05%	10/15/45	692,179
16,460,288	Series 2020-5045, Class AF, 30 Day Average SOFR + 0.25% (c)	4.60%	11/25/50	15,585,501
16,525,816	Series 2020-5045, Class BF, 30 Day Average SOFR + 0.30% (c)	4.65%	11/25/50	15,705,918
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	5,501,329
18,462,697	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (c)	4.65%	03/25/52	17,643,457
3,172,550	Series 2022-5202, Class NV	3.00%	01/25/37	2,851,885
12,533,656	Series 2022-5208, Class HZ	3.50%	03/25/52	10,463,967
14,545,724	Series 2022-5208, Class Z	3.00%	04/25/52	10,833,499
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,316,251
13,183,654	Series 2022-5220, Class KZ	4.00%	02/25/51	11,479,157
5,822,229	Series 2022-5221, Class VE	3.50%	07/25/33	5,470,134
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	30,112,784
5,362,329	Series 2022-5222, Class BZ	3.50%	05/25/37	4,848,597
5,987,815	Series 2022-5222, Class DP	3.25%	05/25/52	5,678,249
4,198,123	Series 2022-5224, Class BE	3.50%	08/25/44	4,026,081
14,237,769	Series 2022-5224, Class DZ	4.00%	04/25/52	12,391,533
26,512,410	Series 2022-5224, Class HL	4.00%	04/25/52	23,449,567
11,561,828	Series 2022-5225, Class HZ	4.00%	08/25/51	9,598,804
15,394,218	Series 2022-5225, Class NZ	4.00%	05/25/52	12,845,524
9,072,315	Series 2022-5228, Class DZ	4.50%	06/25/52	7,802,499
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,445,180
9,012,201	Series 2022-5232, Class GO, PO	(d)	08/25/51	3,714,547
9,291,786	Series 2022-5255, Class KZ	4.00%	09/25/52	7,541,896
30,118,757	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (c)	5.10%	09/25/52	29,939,539
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,722,231
9,968,775	Series 2022-5282, Class MB	4.75%	06/25/42	9,759,744

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,955,578	Series 2023-5339, Class GO, PO	(d)	09/25/53	$2,381,144
21,740,362	Series 2023-5350, Class PO, PO	(d)	11/25/53	16,753,516
6,681,275	Series 2023-5357, Class OB, PO	(d)	11/25/53	5,202,209
5,731,274	Series 2024-413, Class PO, PO, STRIPS	(d)	05/25/54	4,830,471
20,391,086	Series 2024-5410, Class PO, PO	(d)	05/25/54	15,137,899
34,494,336	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (c)	5.65%	12/25/54	34,391,491
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
7,581,714	Series 2018-2, Class MA	3.50%	11/25/57	7,255,612
10,452,865	Series 2018-3, Class MA	3.50%	08/25/57	9,960,035
29,835,788	Series 2018-4, Class MA	3.50%	03/25/58	28,336,208
19,564,536	Series 2019-1, Class MA	3.50%	07/25/58	18,537,574
9,554,052	Series 2019-2, Class HA	3.00%	08/25/58	8,875,042
18,719,203	Series 2019-2, Class MA	3.50%	08/26/58	17,647,789
13,450,781	Series 2019-2, Class MV	3.50%	08/25/58	12,102,071
10,110,462	Series 2019-3, Class HA	3.00%	10/25/58	9,389,030
4,303,570	Series 2019-3, Class MA	3.50%	10/25/58	4,084,915
9,783,015	Series 2019-3, Class MV	3.50%	10/25/58	8,893,203
3,217,020	Series 2019-4, Class MA	3.00%	02/25/59	2,957,681
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
13,928,917	Series 2019-2, Class A1C	2.75%	09/25/29	13,048,941
11,000,000	Series 2019-2, Class A2C	2.75%	09/25/29	9,934,716
3,378,527	Series 2019-3, Class A1C	2.75%	11/25/29	3,154,778
4,293,347	Series 2021-1, Class A1D	2.00%	05/26/31	3,926,679
19,575,037	Series 2021-1, Class AC	2.25%	05/26/31	17,454,894
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	8,954,055
25,668,283	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (c) (f)	5.60%	10/25/34	25,749,944
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
6,666,860	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (c) (f)	5.60%	05/25/44	6,722,779
8,000,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (c) (f)	6.35%	03/25/44	8,120,027
2,750,000	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (c) (f)	5.34%	01/25/45	2,753,147
	Federal National Mortgage Association
3,572	Series 1996-51, Class AY, IO	7.00%	12/18/26	93
2,287	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (a)	3.61%	08/18/31	46
1,002	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (a)	8.50%	09/25/31	996
3,807	Series 2002-22, Class G	6.50%	04/25/32	3,936
81,497	Series 2002-80, Class CZ	4.50%	09/25/32	76,256
45,080	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	6,941
39,709	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	4,367
100,757	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	11,564
5,702	Series 2003-14, Class AT	4.00%	03/25/33	5,621
16,365	Series 2003-21, Class OA	4.00%	03/25/33	16,094
42,269	Series 2003-32, Class UI, IO	6.00%	05/25/33	6,377
223,850	Series 2003-45, Class JB	5.50%	06/25/33	227,478

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$6,907	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (c)	4.77%	11/25/27	$6,896
355,000	Series 2003-71, Class NH	4.29%	08/25/33	340,460
127,879	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	14,110
131,300	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	17,020
24,637	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	2,836
37,714	Series 2003-348, Class 18, IO, STRIPS (b)	7.50%	12/25/33	5,053
152,690	Series 2004-25, Class LC	5.50%	04/25/34	156,379
166,547	Series 2004-25, Class UC	5.50%	04/25/34	170,570
49,960	Series 2004-28, Class ZH	5.50%	05/25/34	48,114
328,196	Series 2004-60, Class AC	5.50%	04/25/34	326,786
933,143	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (a)	2.13%	02/25/35	67,765
194,566	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (a)	0.40%	07/25/33	1,305
67,254	Series 2005-29, Class ZT	5.00%	04/25/35	64,113
41,576	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (a)	2.23%	05/25/35	3,277
357,828	Series 2005-52, Class TZ	6.50%	06/25/35	372,861
1,277,910	Series 2005-57, Class KZ	6.00%	07/25/35	1,284,712
24,095	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (a)	1.62%	09/25/35	1,744
2,057,347	Series 2005-86, Class WZ	5.50%	10/25/35	2,081,324
66,462	Series 2005-95, Class WZ	6.00%	11/25/35	66,512
68,400	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	9,268
55,083	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	8,160
25,862	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (c)	6.17%	02/25/35	26,243
11,676,252	Series 2006-5, Class N2, IO (e)	0.00%	02/25/35	8,587
28,503	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (a)	2.11%	03/25/36	3,110
269,921	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (a)	2.21%	11/25/30	10,156
30,715	Series 2006-31, Class PZ	6.00%	05/25/36	31,285
28,388	Series 2006-85, Class MZ	6.50%	09/25/36	29,492
129,192	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (c)	4.82%	12/25/36	127,886
1,224,674	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.06% (c)	4.74%	12/25/36	1,192,799
313,274	Series 2007-7, Class KA	5.75%	08/25/36	311,662
17,572	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (c)	4.80%	04/25/37	17,269
962,754	Series 2007-57, Class ZG	4.75%	06/25/37	922,323
625,961	Series 2007-60, Class ZS	4.75%	07/25/37	594,021
455,831	Series 2007-68, Class AE	6.50%	07/25/37	469,960
197,608	Series 2007-116, Class PB	5.50%	08/25/35	202,658
44,051	Series 2007-117, Class MD	5.50%	07/25/37	45,015
1,864,524	Series 2007-W10, Class 3A (e)	4.55%	06/25/47	1,919,946
139,148	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (c)	5.02%	02/25/38	135,150

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$16,351	Series 2008-8, Class ZA	5.00%	02/25/38	$15,651
3,480	Series 2008-17, Class IP, IO	6.50%	02/25/38	120
1,590,669	Series 2009-37, Class NZ	5.71%	02/25/37	1,589,478
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,335,495
2,043,040	Series 2009-85, Class J	4.50%	10/25/39	2,002,369
139,747	Series 2009-91, Class HL	5.00%	11/25/39	139,642
97,000	Series 2009-92, Class DB	5.00%	11/25/39	95,377
944,383	Series 2009-103, Class PZ	6.00%	12/25/39	951,625
113,994	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (a)	1.78%	01/25/40	9,521
308,009	Series 2009-109, Class PZ	4.50%	01/25/40	282,189
41,432	Series 2009-115, Class HZ	5.00%	01/25/40	40,776
221,655	Series 2010-3, Class DZ	4.50%	02/25/40	198,970
110,111	Series 2010-21, Class KO, PO	(d)	03/25/40	94,594
500,000	Series 2010-35, Class EP	5.50%	04/25/40	490,719
234,091	Series 2010-38, Class KC	4.50%	04/25/40	229,291
267,886	Series 2010-45, Class WB	5.00%	05/25/40	262,049
240,825	Series 2010-68, Class BI, IO	5.50%	07/25/50	62,248
70,840	Series 2010-115, Class PO, PO	(d)	04/25/40	60,936
152,699	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	1.53%	11/25/40	6,607
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,620,075
122,587	Series 2011-9, Class AZ	5.00%	05/25/40	120,969
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,525,842
73,055	Series 2011-30, Class LS, IO (b)	1.43%	04/25/41	4,353
149,563	Series 2011-30, Class ZB	5.00%	04/25/41	144,862
230,917	Series 2011-52, Class GB	5.00%	06/25/41	232,621
121,252	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (a)	4.50%	12/25/33	13,714
336,476	Series 2011-101, Class EI, IO	3.50%	10/25/26	3,697
750,000	Series 2011-105, Class MB	4.00%	10/25/41	650,465
1,987,349	Series 2011-111, Class PZ	4.50%	11/25/41	1,893,485
2,155,576	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (a)	2.18%	03/25/41	121,174
776,952	Series 2012-39, Class PB	4.25%	04/25/42	729,930
407,650	Series 2012-52, Class BZ	4.00%	05/25/42	359,822
39,091	Series 2012-66, Class DI, IO	3.50%	06/25/27	915
160,823	Series 2012-101, Class AI, IO (g)	3.00%	06/25/27	466
930,990	Series 2012-103, Class HI, IO	3.00%	09/25/27	20,353
111,919	Series 2012-118, Class IB, IO	3.50%	11/25/42	16,974
5,642,353	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	1.63%	11/25/42	563,979
435,138	Series 2012-133, Class KO, PO	(d)	12/25/42	205,292
437,744	Series 2012-138, Class MA	1.00%	12/25/42	362,301
706,442	Series 2012-146, Class QA	1.00%	01/25/43	590,197
216,147	Series 2012-409, Class 49, IO, STRIPS (b)	3.50%	11/25/41	31,068
244,718	Series 2012-409, Class 53, IO, STRIPS (b)	3.50%	04/25/42	35,133
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	457,751
143,060	Series 2013-13, Class IK, IO	2.50%	03/25/28	3,768

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$6,751,939	Series 2013-19, Class ZD	3.50%	03/25/43	$5,786,542
54,306	Series 2013-23, Class ZB	3.00%	03/25/43	35,854
750,000	Series 2013-41, Class DB	3.00%	05/25/43	587,107
824,840	Series 2013-43, Class IX, IO	4.00%	05/25/43	156,874
285,881	Series 2013-52, Class MD	1.25%	06/25/43	233,480
372,304	Series 2013-55, Class AI, IO	3.00%	06/25/33	32,079
141,490	Series 2013-70, Class JZ	3.00%	07/25/43	123,067
12,622,389	Series 2013-75, Class ZG	3.25%	07/25/43	10,031,809
379,979	Series 2013-105, Class BN	4.00%	05/25/43	323,609
106,605	Series 2013-105, Class KO, PO	(d)	10/25/43	91,985
195,852	Series 2013-106, Class KN	3.00%	10/25/43	148,170
15,588,753	Series 2013-115, Class Z	3.00%	11/25/33	14,778,309
39,389,064	Series 2013-119, Class VZ	3.00%	10/25/33	37,339,186
35,769,120	Series 2013-119, Class ZB	3.00%	12/25/33	33,903,560
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	946,608
19,705,656	Series 2013-136, Class DZ	3.00%	01/25/44	17,473,478
13,587,891	Series 2014-12, Class ZB	3.00%	03/25/39	12,532,265
28,745	Series 2014-29, Class GI, IO	3.00%	05/25/29	870
256,414	Series 2014-46, Class KA (b)	6.50%	08/25/44	55,934
32,232,532	Series 2014-60, Class EZ	3.00%	10/25/44	28,050,561
69,299	Series 2014-68, Class GI, IO	4.50%	10/25/43	4,131
658,604	Series 2014-82, Class GZ	4.00%	12/25/44	512,147
126,198	Series 2014-84, Class LI, IO	3.50%	12/25/26	1,606
875,000	Series 2015-16, Class MY	3.50%	04/25/45	721,346
13,539,509	Series 2015-49, Class LE	3.00%	07/25/45	12,829,146
11,867	Series 2015-93, Class KI, IO	3.00%	09/25/44	82
5,127,979	Series 2016-2, Class EZ	2.50%	02/25/46	4,722,955
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	6,857,142
13,301,552	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (a)	1.53%	07/25/46	1,434,078
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	8,996,340
4,563,792	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (a)	1.63%	09/25/46	317,567
5,510,655	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	09/25/46	5,429,124
2,502,518	Series 2016-73, Class PI, IO	3.00%	08/25/46	432,603
286,215	Series 2016-74, Class HI, IO	3.50%	10/25/46	52,838
2,374,425	Series 2016-83, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.97%	11/25/46	2,337,249
183,653	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (c)	5.22%	11/25/46	179,469
12,237,766	Series 2017-3, Class LZ	3.50%	02/25/47	10,551,715
6,204,273	Series 2017-18, Class AS, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	1.58%	03/25/47	644,877
597,364	Series 2017-46, Class BY	3.00%	06/25/47	427,351
13,117,595	Series 2017-50, Class BZ	3.00%	07/25/47	11,038,238
4,393,246	Series 2017-84, Class ZK	3.50%	10/25/57	3,649,227
2,367,538	Series 2017-87, Class ZA	4.00%	11/25/57	1,817,206
2,810,692	Series 2018-17, Class Z	3.50%	03/25/48	2,293,721

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$966,928	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (c)	4.77%	06/25/48	$941,827
2,486,845	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (c)	4.82%	10/25/58	2,415,163
21,907,660	Series 2018-84, Class ZM	4.00%	11/25/48	19,768,719
3,207,760	Series 2018-86, Class DL	3.50%	12/25/48	2,900,512
1,881,613	Series 2018-92, Class DB	3.50%	01/25/49	1,696,413
6,209,597	Series 2018-94, Class AZ	4.00%	01/25/49	5,757,449
9,079,504	Series 2019-17, Class GZ	4.00%	11/25/56	7,739,258
7,887,305	Series 2019-18, Class FL, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	05/25/49	7,757,907
3,678,633	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	07/25/49	3,601,922
3,538,881	Series 2019-33, Class FK, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	07/25/49	3,457,088
5,531,004	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	07/25/49	5,426,864
10,456,708	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	1.58%	08/25/49	846,546
15,327,491	Series 2019-70, Class WA, PO	(d)	11/25/42	13,001,579
9,413,428	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (a)	1.53%	02/25/50	1,102,428
13,210,559	Series 2020-12, Class FL, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	03/25/50	12,864,812
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,664,934
4,355,508	Series 2020-22, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	04/25/50	4,226,577
15,477,332	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	06/25/50	14,982,525
6,158,521	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (c)	4.92%	06/25/50	5,969,775
12,199,804	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/50	11,929,473
4,985,350	Series 2020-49, Class FB, 30 Day Average SOFR + CSA + 0.40% (c)	4.87%	07/25/50	4,821,450
11,129,574	Series 2020-93, Class NI, IO	3.00%	01/25/51	1,020,444
7,426,410	Series 2021-18, Class JC	1.50%	04/25/36	6,636,324
6,721,015	Series 2023-40, Class DO, PO	(d)	09/25/53	5,359,445
10,004,009	Series 2023-44, Class PO, PO	(d)	10/25/53	7,526,869
11,532,653	Series 2024-20, Class QZ	4.00%	10/25/45	9,897,444
10,553,511	Series 2024-20, Class ZA	4.00%	10/25/45	9,074,025
31,668,476	Series 2024-26, Class PO, PO	(d)	05/25/54	24,047,439
12,417,560	Series 2024-28, Class CZ	4.00%	05/25/44	10,830,381
5,044,356	Series 2024-39, Class AV	3.00%	11/25/33	4,673,874
4,536,382	Series 2024-56, Class EV	5.00%	08/25/35	4,505,399
4,912,801	Series 2024-56, Class JV	5.00%	08/25/35	4,878,231
5,578,392	Series 2024-60, Class GV	4.00%	11/25/35	5,389,093
5,504,733	Series 2024-60, Class VA	4.50%	10/25/35	5,295,257
2,280,813	Series 2024-74, Class VT	4.50%	11/25/35	2,210,526
22,830,075	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (c)	5.50%	11/25/54	22,465,969

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$34,799,145	Series 2024-91, Class FL, 30 Day Average SOFR + 1.35% (c)	5.70%	12/25/54	$34,776,644
23,208,485	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (c)	5.35%	11/25/54	23,090,525
	Federal National Mortgage Association Grantor Trust
14,285,291	Series 2002-T8, Class A (e)	6.83%	07/25/32	14,832,677
1,591,908	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.83%	05/25/35	1,524,973
	Government National Mortgage Association
105,753	Series 2003-4, Class MZ	5.50%	01/20/33	105,451
189,277	Series 2003-18, Class PG	5.50%	03/20/33	188,729
1,741,051	Series 2003-35, Class TZ	5.75%	04/16/33	1,708,537
146,417	Series 2003-62, Class MZ	5.50%	07/20/33	147,486
116,940	Series 2003-84, Class Z	5.50%	10/20/33	118,303
66,690	Series 2004-37, Class B	6.00%	04/17/34	67,528
382,350	Series 2004-49, Class MZ	6.00%	06/20/34	391,860
27,135	Series 2004-68, Class ZC	6.00%	08/20/34	27,517
32,530	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (a)	7.00%	09/20/34	32,819
162,370	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.68%	10/16/34	4,797
272,394	Series 2004-105, Class JZ	5.00%	12/20/34	269,185
177,747	Series 2004-105, Class KA	5.00%	12/16/34	176,962
271,264	Series 2005-3, Class JZ	5.00%	01/16/35	266,703
271,264	Series 2005-3, Class KZ	5.00%	01/16/35	266,918
83,414	Series 2005-33, Class AY	5.50%	04/16/35	83,910
75,001	Series 2005-41, Class PA	4.00%	05/20/35	73,128
1,476,538	Series 2005-78, Class ZA	5.00%	10/16/35	1,473,778
134,232	Series 2005-93, Class PO, PO	(d)	06/20/35	123,931
395,810	Series 2006-38, Class OH	6.50%	08/20/36	394,685
217,845	Series 2006-61, Class ZA	5.00%	11/20/36	217,150
527,016	Series 2007-16, Class OZ	6.00%	04/20/37	535,638
89,662	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	1.79%	05/20/37	3,004
69,190	Series 2007-41, Class OL, PO	(d)	07/20/37	63,331
131,887	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (a)	2.34%	07/20/37	6,245
404,296	Series 2007-71, Class ZD	6.00%	11/20/37	405,465
171,544	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (c)	4.76%	12/20/37	171,385
66,360	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (a)	3.28%	04/16/38	4,211
348,406	Series 2008-47, Class ML	5.25%	06/16/38	351,766
101,649	Series 2008-54, Class PE	5.00%	06/20/38	100,883
293,012	Series 2008-71, Class JI, IO	6.00%	04/20/38	3,464
79,132	Series 2009-14, Class KI, IO	6.50%	03/20/39	5,772
25,965	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (a)	1.89%	03/20/39	880
61,685	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (a)	3.19%	09/20/38	2,490
2,160,162	Series 2009-29, Class PC	7.00%	05/20/39	2,249,453
472,895	Series 2009-32, Class SZ	5.50%	05/16/39	485,299

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,732,351	Series 2009-57, Class VB	5.00%	06/16/39	$3,730,021
335,286	Series 2009-61, Class PZ	7.50%	08/20/39	356,680
6,272,926	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	1.83%	11/16/35	501,999
803,478	Series 2009-69, Class ZB	6.00%	08/20/39	796,457
455,000	Series 2009-75, Class JN	5.50%	09/16/39	440,615
709,806	Series 2009-78, Class KZ	5.50%	09/16/39	695,532
72,279	Series 2009-79, Class OK, PO	(d)	11/16/37	63,199
167,013	Series 2009-81, Class TZ	5.50%	09/20/39	163,973
64,291	Series 2009-94, Class AL	5.00%	10/20/39	64,028
2,608,248	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.69%	04/20/36	117,025
57,462	Series 2009-106, Class WZ	5.50%	11/16/39	55,181
732,000	Series 2009-126, Class LB	5.00%	12/20/39	717,757
10,374	Series 2010-4, Class WA	3.00%	01/16/40	9,857
1,086,824	Series 2010-59, Class ZD	6.50%	05/20/40	1,130,562
824,220	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (a)	2.19%	07/20/37	32,417
89,000	Series 2010-116, Class BM	4.50%	09/16/40	83,387
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,373,106
460,624	Series 2010-157, Class OP, PO	(d)	12/20/40	387,322
309,667	Series 2011-4, Class PZ	5.00%	01/20/41	307,012
771,202	Series 2011-35, Class BP	4.50%	03/16/41	747,386
89,829	Series 2011-48, Class LI, IO	5.50%	01/16/41	6,563
4,292,295	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (a)	2.06%	02/20/38	131,570
31,785	Series 2011-63, Class BI, IO	6.00%	02/20/38	496
1,014,223	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (a)	0.62%	07/20/35	5,178
40,609	Series 2011-112, Class IP, IO	0.50%	08/16/26	1
239,265	Series 2011-129, Class CL	5.00%	03/20/41	235,690
28,899	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (a)	3.50%	04/20/41	2,770
5,165,143	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.68%	07/16/42	339,167
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51%, 0.00% Floor (a)	0.00%	07/16/42	3,865,295
251,623	Series 2012-108, Class KB	2.75%	09/16/42	188,742
1,070,495	Series 2012-143, Class TI, IO	3.00%	12/16/27	23,512
1,117,497	Series 2012-149, Class PC (b)	6.30%	12/20/42	1,149,257
52,260	Series 2013-5, Class IA, IO	3.50%	10/16/42	6,381
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,787,040
123,402	Series 2013-69, Class PI, IO	5.00%	05/20/43	10,718
953,680	Series 2013-70, Class PM	2.50%	05/20/43	731,231
732,795	Series 2013-91, Class PB	3.50%	09/20/42	724,126
614,843	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.69%	09/20/43	67,115
688,000	Series 2013-183, Class PB	4.50%	12/20/43	638,985
791,790	Series 2014-44, Class IC, IO	3.00%	04/20/28	18,107
4,601,809	Series 2014-44, Class ID, IO (b) (e)	0.33%	03/16/44	40,752

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$13,892	Series 2014-91, Class JI, IO	4.50%	01/20/40	$761
655,048	Series 2014-94, Class Z	4.50%	01/20/44	612,631
15,018	Series 2014-115, Class QI, IO (g)	3.00%	03/20/29	1
2,079,303	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (a)	1.19%	08/20/44	150,915
797,658	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	1.84%	05/20/44	78,037
11,516,768	Series 2015-24, Class BZ	3.00%	02/20/45	10,061,051
3,375,995	Series 2015-66, Class LI, IO	5.00%	05/16/45	302,425
6,219	Series 2015-95, Class IK, IO (b) (g)	0.00%	05/16/37	0
5,542,721	Series 2015-123, Class ZA	3.50%	09/20/45	4,994,693
279,556	Series 2015-137, Class WA (b) (e)	5.56%	01/20/38	283,868
200,780	Series 2015-138, Class MI, IO	4.50%	08/20/44	16,970
27,184	Series 2015-151, Class KW (b)	4.28%	04/20/34	26,525
27,878,500	Series 2015-164, Class MZ	3.00%	09/20/45	20,724,830
209,001	Series 2016-16, Class KZ	3.00%	02/16/46	158,066
9,161,982	Series 2016-20, Class FN, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.81%	02/20/46	9,007,724
5,007,107	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (c)	4.92%	11/20/43	4,920,387
14,532	Series 2016-55, Class PB (b)	5.50%	03/20/31	14,607
703,177	Series 2016-69, Class WI, IO	4.50%	05/20/46	152,881
1,967,836	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (a)	1.59%	05/20/40	156,979
341,169	Series 2016-78, Class UI, IO	4.00%	06/20/46	61,711
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	5,832,786
231,795	Series 2016-99, Class JA (b)	5.50%	11/20/45	235,984
1,115,195	Series 2016-109, Class ZM	3.50%	08/20/36	979,450
4,592,357	Series 2016-111, Class PI, IO	3.50%	06/20/45	587,265
5,828,353	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.69%	09/20/46	723,397
464,000	Series 2016-141, Class PC	5.00%	10/20/46	434,421
352,115	Series 2016-145, Class LZ	3.00%	10/20/46	236,635
6,429,394	Series 2016-156, Class ZM	3.50%	11/20/46	5,704,169
303,000	Series 2016-160, Class LE	2.50%	11/20/46	202,103
144,152	Series 2016-167, Class KI, IO	6.00%	12/16/46	17,036
1,726,058	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	1.69%	01/20/47	206,340
1,062,273	Series 2017-17, Class KZ	4.50%	02/20/47	925,088
2,820,531	Series 2017-32, Class DI, IO	5.50%	05/20/35	341,400
6,564,792	Series 2017-33, Class PZ	3.00%	02/20/47	5,290,159
3,159,327	Series 2017-56, Class BI, IO	6.00%	04/16/47	437,343
2,924,059	Series 2017-123, Class IO, IO	5.00%	08/16/47	558,023
3,626,551	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	1.78%	08/16/47	325,654
2,518,807	Series 2017-133, Class JI, IO	7.00%	06/20/41	273,883
2,686,327	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (a)	0.50%	05/20/40	32,265
968,026	Series 2018-44, Class Z	2.50%	09/20/47	681,402
5,790,623	Series 2018-78I, Class EZ	3.00%	04/20/48	5,122,505

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,574,222	Series 2018-79, Class IO, IO	5.00%	06/20/48	$475,648
4,304,797	Series 2018-131, Class IA, IO	5.00%	04/20/44	733,554
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	8,865,084
6,171,162	Series 2018-155, Class KD	4.00%	11/20/48	5,716,090
3,458,055	Series 2018-160, Class GY	4.50%	11/20/48	3,201,722
823,677	Series 2019-27, Class DI, IO	5.50%	01/20/40	120,377
8,178,343	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (c)	4.00%	10/20/49	7,559,945
1,858,714	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (a)	0.00%	10/20/49	16,601
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	618,338
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,720,260
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,503,573
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,382,296
5,694,050	Series 2021-46, Class IL, IO	3.00%	03/20/51	701,532
34,617,222	Series 2022-63, Class AZ	3.00%	08/20/51	26,840,906
17,950,873	Series 2022-63, Class BZ	3.50%	11/20/46	14,510,378
20,527,579	Series 2022-63, Class HZ	2.50%	11/20/51	14,204,173
11,865,717	Series 2022-63, Class MZ	3.00%	05/20/51	8,543,213
16,806,472	Series 2022-65, Class BZ	3.50%	04/20/52	12,641,823
7,686,815	Series 2022-68, Class DZ	3.50%	04/20/52	5,591,925
13,397,710	Series 2022-68, Class MZ	3.50%	04/20/52	10,025,540
18,281,700	Series 2022-68, Class XA	3.50%	02/20/49	17,303,679
13,830,356	Series 2022-68, Class Z	3.50%	04/20/52	10,714,021
18,595,148	Series 2022-68, Class ZC	3.50%	04/20/52	13,708,319
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	10,788,129
13,091,998	Series 2022-76, Class PG	4.00%	04/20/52	12,640,375
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	8,115,557
15,005,278	Series 2022-90, Class KZ	3.00%	04/20/51	10,698,407
8,991,348	Series 2022-90, Class ZG	1.50%	02/20/52	4,366,586
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	18,711,791
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,027,433
8,566,842	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (c)	4.82%	08/20/52	8,322,170
10,522,582	Series 2022-154, Class EZ	3.50%	09/20/52	8,088,622
11,106,000	Series 2022-191, Class BY	4.00%	08/20/41	10,310,519
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,054,664
10,738,770	Series 2023-81, Class YD	4.00%	06/20/53	9,344,464
9,924,232	Series 2024-125, Class NV	5.00%	08/20/35	9,826,333
11,726,011	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (c)	5.52%	11/20/54	11,684,882
				1,987,953,484
	Commercial Mortgage-Backed Securities — 11.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (b)	1.82%	09/27/28	4,307,089
150,334,000	Series 2020-RR06, Class BX, IO (b)	1.84%	05/27/33	13,842,229
37,600,000	Series 2020-RR09, Class AX, IO (b)	2.63%	11/27/28	3,036,446
47,500,000	Series 2020-RR09, Class BX, IO (b)	2.20%	02/27/29	3,541,681
96,907,000	Series 2020-RR10, Class X, IO (b)	2.01%	12/27/27	3,807,689
112,919,000	Series 2020-RR11, Class AX, IO (b)	2.84%	01/27/29	8,707,816
44,114,535	Series 2020-RR11, Class BX, IO (b)	2.44%	12/27/28	2,085,581

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multiclass Certificates (Continued)
$34,363,423	Series 2021-P009, Class X, IO (e)	1.34%	01/25/31	$1,105,564
3,957,659	Series 2021-P011, Class X1, IO (e)	1.77%	09/25/45	440,788
112,345,000	Series 2021-RR15, Class X, IO (e)	1.56%	10/27/34	11,040,255
100,924,000	Series 2021-RR18, Class X, IO (e)	1.90%	10/27/28	4,898,392
24,297,624	Series 2021-RR19, Class X, IO (e)	1.98%	04/27/29	1,176,977
55,000,000	Series 2021-RR20, Class X, IO (e)	1.85%	04/25/33	6,436,936
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,556,744	Series 2014-K039, Class X3, IO (e)	5.35%	08/25/42	748,773
128,644,992	Series 2015-K047, Class X3, IO (e)	1.49%	06/25/43	478,559
270,702,515	Series 2016-KIR1, Class X, IO (e)	1.01%	03/25/26	2,323,088
1,900,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,779,441
8,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	7,446,065
1,791,209	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (c)	5.07%	10/25/28	1,790,642
72,783,838	Series 2019-K097, Class X1, IO (e)	1.09%	07/25/29	2,952,527
56,763,356	Series 2019-K099, Class X1, IO (e)	0.88%	09/25/29	1,909,820
57,790,000	Series 2019-K099, Class XAM, IO (e)	1.14%	09/25/29	2,630,252
124,032,197	Series 2019-K100, Class X1, IO (e)	0.65%	09/25/29	3,169,407
68,592,579	Series 2019-K101, Class X1, IO (b)	0.83%	10/25/29	2,242,415
64,993,000	Series 2019-K102, Class XAM, IO (b)	1.08%	10/25/29	2,854,572
59,029,000	Series 2019-K103, Class XAM, IO (e)	0.90%	11/25/29	2,229,488
97,106,503	Series 2019-K734, Class X1, IO (e)	0.63%	02/25/26	410,508
68,018,000	Series 2019-K734, Class XAM, IO (e)	0.41%	02/25/26	311,467
40,709,458	Series 2019-K735, Class X1, IO (e)	0.96%	05/25/26	329,221
52,696,215	Series 2019-K736, Class X1, IO (e)	1.28%	07/25/26	695,400
28,456,465	Series 2019-K1510, Class X1, IO (e)	0.48%	01/25/34	857,018
15,630,947	Series 2019-K1511, Class X1, IO (e)	0.77%	03/25/34	748,568
156,564,025	Series 2019-K1512, Class X1, IO (e)	0.90%	04/25/34	8,493,442
56,446,549	Series 2019-K1513, Class X1, IO (e)	0.85%	08/25/34	3,005,259
10,276,190	Series 2019-KJ24, Class A2	2.82%	09/25/27	9,968,022
35,529,637	Series 2020-K109, Class XAM, IO (e)	1.80%	04/25/30	2,845,853
120,415,675	Series 2020-K110, Class X1, IO (e)	1.69%	04/25/30	8,187,351
24,006,055	Series 2020-K110, Class XAM, IO (e)	1.87%	04/25/30	1,994,368
29,273,633	Series 2020-K112, Class XAM, IO (e)	1.67%	05/25/30	2,242,334
82,019,000	Series 2020-K113, Class XAM, IO (e)	1.58%	06/25/30	5,996,491
53,269,611	Series 2020-K114, Class XAM, IO (e)	1.34%	06/25/30	3,285,068
157,667,595	Series 2020-K115, Class X1, IO (e)	1.32%	06/25/30	9,090,183
55,537,412	Series 2020-K115, Class XAM, IO (e)	1.54%	07/25/30	3,992,679
62,688,509	Series 2020-K116, Class X1, IO (e)	1.42%	07/25/30	3,776,030
55,652,865	Series 2020-K116, Class XAM, IO (e)	1.60%	08/25/30	4,179,135
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	6,749,345
63,500,000	Series 2020-K117, Class XAM, IO (e)	1.43%	09/25/30	4,315,123
76,763,856	Series 2020-K118, Class X1, IO (e)	0.95%	09/25/30	3,309,413
37,151,661	Series 2020-K118, Class XAM, IO (e)	1.17%	09/25/30	2,098,943
51,000,000	Series 2020-K119, Class XAM, IO (e)	1.13%	10/25/30	2,792,444
77,535,017	Series 2020-K120, Class XAM, IO (e)	1.21%	10/25/30	4,570,565
27,852,302	Series 2020-K121, Class X1, IO (e)	1.02%	10/25/30	1,270,661

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$24,471,000	Series 2020-K121, Class XAM, IO (e)	1.20%	11/25/30	$1,457,033
77,281,497	Series 2020-K122, Class X1, IO (e)	0.87%	11/25/30	3,132,760
35,410,560	Series 2020-K122, Class XAM, IO (e)	1.08%	11/25/30	1,911,912
66,272,413	Series 2020-K737, Class X1, IO (b)	0.61%	10/25/26	605,160
38,645,000	Series 2020-K738, Class XAM, IO (b)	1.37%	03/25/27	986,131
126,521,807	Series 2020-K739, Class X1, IO (e)	1.18%	09/25/27	2,860,936
46,072,531	Series 2020-K739, Class XAM, IO (e)	1.56%	09/25/27	1,585,549
70,811,000	Series 2020-K740, Class XAM (e)	1.11%	10/25/27	1,884,238
89,362,195	Series 2020-K1515, Class X1, IO (e)	1.51%	02/25/35	9,090,673
44,426,620	Series 2020-K1516, Class X1, IO (e)	1.51%	05/25/35	4,878,314
56,493,982	Series 2020-K1517, Class X1, IO (e)	1.32%	07/25/35	5,392,520
115,848,948	Series 2020-KG04, Class X1, IO (e)	0.85%	11/25/30	4,444,464
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	4,824,104
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	3,999,760
64,367,000	Series 2021-K128, Class XAM, IO (e)	0.73%	03/25/31	2,502,306
145,384,062	Series 2021-K129, Class X1, IO (e)	1.03%	05/25/31	7,041,619
43,636,000	Series 2021-K129, Class XAM, IO (e)	1.21%	05/25/31	2,799,201
26,824,238	Series 2021-K130, Class X1, IO (e)	1.04%	06/25/31	1,418,238
41,565,013	Series 2021-K130, Class XAM, IO (e)	1.21%	07/25/31	2,775,628
58,530,863	Series 2021-K131, Class XAM, IO (e)	0.94%	07/25/31	3,066,332
78,491,000	Series 2021-K132, Class XAM, IO (e)	0.86%	09/25/31	3,683,590
107,703,000	Series 2021-K741, Class XAM, IO (e)	0.95%	12/25/27	2,576,585
105,125,194	Series 2021-K744, Class X1, IO (e)	0.85%	07/25/28	2,619,972
9,549,309	Series 2021-K1522, Class A1	1.91%	11/25/35	7,862,458
158,970,638	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	2,430,343
4,839,649	Series 2022-K142, Class A1	2.40%	12/25/31	4,334,921
200,000,000	Series 2022-K148, Class XAM, IO (e)	0.25%	08/25/32	3,714,374
4,650,942	Series 2022-K150, Class A1	4.00%	12/25/31	4,493,901
2,267,873	Series 2022-K152, Class A1	3.78%	01/25/32	2,183,527
4,000,000	Series 2022-KJ41, Class A2	3.47%	02/25/31	3,750,883
4,946,827	Series 2023-K154, Class A1	4.36%	02/25/32	4,865,995
10,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	10,228,517
113,233,000	Series 2024-K757, Class XAM, IO (e)	0.99%	08/25/31	6,302,192
11,475,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	11,328,061
9,700,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	9,576,975
	Federal National Mortgage Association Alternative Credit Enhancement Securities
25,976,692	Series 2023-M1, Class 2A1 (e)	3.94%	12/25/37	24,648,649
25,955,938	Series 2023-M1, Class Z (e)	3.94%	01/25/53	19,762,640
13,036,702	Series 2024-M3, Class Z (e)	4.54%	04/25/53	10,703,103
	FREMF Mortgage Trust
7,498,000	Series 2019-KL4F, Class BAS (e) (f)	4.29%	10/25/25	7,404,030
	Government National Mortgage Association
2,787,046	Series 2011-31, Class Z (b)	3.53%	09/16/52	2,483,121
19,959,465	Series 2012-120, Class Z (b)	2.46%	01/16/55	12,617,294
86,867	Series 2013-74, Class AG (e)	2.57%	12/16/53	70,656
4,463	Series 2013-194, Class AE (b)	2.75%	11/16/44	4,189
17,411,519	Series 2015-30, Class DZ	2.95%	05/16/55	14,958,863

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$3,154,198	Series 2015-125, Class VA (b)	2.70%	05/16/35	$2,996,656
3,369,632	Series 2017-23, Class Z	2.50%	05/16/59	1,924,625
4,384,381	Series 2017-35, Class Z (b)	2.50%	05/16/59	2,593,275
2,131,617	Series 2017-106, Class AE	2.60%	12/16/56	1,705,824
2,792,486	Series 2017-146, Class Z	2.60%	09/16/57	1,665,019
4,584,454	Series 2018-4, Class Z	2.50%	10/16/59	2,456,259
18,334,329	Series 2018-123, Class Z	2.50%	06/16/60	13,216,787
26,222,313	Series 2018-170, Class Z	2.50%	11/16/60	18,642,491
19,373,419	Series 2019-7, Class Z	2.50%	01/16/61	11,949,624
2,005,121	Series 2019-104, Class Z	2.80%	05/16/61	1,048,468
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,383,430
9,170,517	Series 2020-169, Class Z	1.83%	06/16/62	3,239,097
23,637,396	Series 2022-43, Class Z	2.00%	09/16/61	11,600,683
20,155,289	Series 2022-106, Class Z	2.00%	05/16/63	11,468,596
51,531,798	Series 2024-32, Class IO, IO (e)	0.71%	06/16/63	2,610,163
				522,260,097
	Pass-Through Securities — 28.1%
	Federal Home Loan Mortgage Corporation
891,675	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (c)	4.93%	12/01/48	887,457
59,838	Pool A19763	5.00%	04/01/34	59,242
245,306	Pool A47828	3.50%	08/01/35	229,210
117,882	Pool A47937	5.50%	08/01/35	119,029
54,031	Pool A48972	5.50%	05/01/36	54,648
51,873	Pool A54675	5.50%	01/01/36	52,615
112,043	Pool A65324	5.50%	09/01/37	113,644
63,408	Pool A97294	4.00%	02/01/41	59,850
506,575	Pool B70791	4.00%	06/01/39	496,382
1,824	Pool C01310	6.50%	03/01/32	1,881
7,683	Pool C03458	5.00%	02/01/40	7,653
71,819	Pool C04269	3.00%	10/01/42	63,743
10,843	Pool C91482	3.50%	07/01/32	10,504
2,252	Pool E02883	4.00%	04/01/26	2,238
8,701	Pool G01443	6.50%	08/01/32	8,943
164,267	Pool G02017	5.00%	12/01/35	163,240
78,773	Pool G04814	5.50%	10/01/38	79,349
10,251	Pool G05173	4.50%	11/01/31	10,143
120,763	Pool G05275	5.50%	02/01/39	121,597
42,336	Pool G05449	4.50%	05/01/39	41,160
124,772	Pool G06583	5.00%	06/01/41	124,295
270,819	Pool G07100	5.50%	07/01/40	272,688
32,554	Pool G07266	4.00%	12/01/42	30,515
233,060	Pool G07329	4.00%	01/01/43	219,253
248,619	Pool G07683	4.00%	03/01/44	233,655
1,222	Pool G08113	6.50%	02/01/36	1,265
3,447	Pool G14088	4.00%	02/01/26	3,437
34,027	Pool G14348	4.00%	10/01/26	33,847
6,642	Pool G15949	4.00%	01/01/29	6,617
6,823	Pool G60020	4.50%	12/01/43	6,500
258,602	Pool G60114	5.50%	06/01/41	262,291

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$432,510	Pool G60168	4.50%	07/01/45	$416,601
159,887	Pool G60194	3.50%	08/01/45	144,990
149,400	Pool G60808	3.00%	10/01/46	130,261
2,047	Pool H09034	5.50%	05/01/37	2,054
65,831	Pool N70075	5.00%	01/01/35	65,235
184,650	Pool N70081	5.50%	07/01/38	184,921
41,311	Pool Q07189	4.00%	04/01/42	38,954
13,717	Pool Q07479	3.50%	04/01/42	12,529
53,770	Pool Q11791	3.50%	10/01/42	49,098
38,760	Pool Q11836	3.50%	10/01/42	35,367
282,306	Pool Q14034	3.50%	12/01/42	258,843
305,065	Pool Q54651	4.50%	03/01/48	293,028
498,272	Pool Q55037	4.50%	04/01/48	478,809
1,451,549	Pool Q61217	4.00%	01/01/49	1,344,827
8,979,178	Pool SC0252	3.00%	01/01/42	7,986,744
8,701,993	Pool SD0887	3.50%	09/01/49	7,882,358
13,934,706	Pool SD0948	3.00%	05/01/47	12,198,388
19,103,979	Pool SD0949	3.00%	09/01/48	16,854,911
14,124,845	Pool SD0954	3.00%	02/01/47	12,517,948
9,214,243	Pool SD0961	3.50%	11/01/48	8,343,917
9,323,301	Pool SD1169	3.50%	02/01/48	8,459,692
16,499,638	Pool SD1170	3.50%	09/01/49	14,940,128
4,717,427	Pool SD1289	3.00%	10/01/50	4,096,071
6,154,954	Pool SD1361	3.50%	02/01/50	5,582,911
31,600,361	Pool SD3140	3.50%	06/01/52	28,026,870
9,349,704	Pool SD4005	4.00%	12/01/49	8,718,943
16,090,660	Pool SD7509	3.00%	11/01/49	13,954,054
4,297,274	Pool SD7550	3.00%	02/01/52	3,734,273
6,232,464	Pool SF5029	3.50%	02/01/46	5,656,829
170,869	Pool U50165	4.00%	05/01/32	167,869
1,399,625	Pool U59020	4.00%	06/01/35	1,362,877
816,958	Pool U64762	4.50%	10/01/45	790,989
40,502	Pool U80212	3.50%	02/01/33	38,935
60,222	Pool U90245	3.50%	10/01/42	54,854
571,679	Pool U90690	3.50%	06/01/42	520,716
8,258	Pool U90932	3.00%	02/01/43	7,341
91,636	Pool U99096	4.50%	05/01/44	88,383
9,291,246	Pool ZA4196	3.00%	04/01/43	8,202,490
13,519,547	Pool ZL8982	3.50%	01/01/45	12,268,898
968,341	Pool ZS2492	6.50%	04/01/35	1,011,813
17,304,506	Pool ZS9446	3.50%	08/01/45	15,774,227
22,978,672	Pool ZS9776	3.50%	08/01/46	20,753,067
42,601,374	Pool ZT0779	3.00%	09/01/47	36,675,752
	Federal National Mortgage Association
26,593	Pool 190371	6.50%	07/01/36	27,459
14,822	Pool 255190	5.50%	05/01/34	14,938
1,560	Pool 255984	4.50%	11/01/25	1,553
46,935	Pool 256181	5.50%	03/01/36	47,058
3,890	Pool 256808	5.50%	07/01/37	3,843

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$30,122	Pool 256936	6.00%	10/01/37	$30,620
15,650,222	Pool 310208	3.00%	03/01/48	13,294,458
15,719,936	Pool 310211	3.50%	07/01/48	13,897,027
22,959,199	Pool 310230	3.50%	02/01/48	20,515,163
6,523	Pool 555851	6.50%	01/01/33	6,696
191,834	Pool 735415	6.50%	12/01/32	199,163
27,414	Pool 747097	6.00%	10/01/29	27,575
150,315	Pool 788149	5.50%	05/01/33	152,132
159,741	Pool 850000	5.50%	01/01/36	161,812
29,661	Pool 871039	5.50%	02/01/37	29,618
53,234	Pool 888163	7.00%	12/01/33	55,783
6,629	Pool 890149	6.50%	10/01/38	6,943
1,107	Pool 890231	5.00%	07/01/25	1,105
554,187	Pool 890556	4.50%	10/01/43	530,967
6,485	Pool 930562	5.00%	02/01/39	6,452
80,328	Pool 953115	5.50%	11/01/38	80,778
21,844	Pool 976871	6.50%	08/01/36	22,420
10,023	Pool 995097	6.50%	10/01/37	10,498
25,375	Pool 995228	6.50%	11/01/38	26,790
64,989	Pool AA3303	5.50%	06/01/38	64,744
1,051	Pool AB2133	4.00%	01/01/26	1,043
789,061	Pool AB2506	5.00%	03/01/41	784,193
871,709	Pool AB2959	4.50%	07/01/40	849,504
394,656	Pool AB8676	3.50%	05/01/42	353,899
4,263	Pool AD5222	4.50%	05/01/30	4,235
117,161	Pool AE0137	4.50%	03/01/36	113,283
1,962,989	Pool AE7733	5.00%	11/01/40	1,952,905
362,529	Pool AE9959	5.00%	03/01/41	360,144
220,480	Pool AH0979	3.50%	01/01/41	200,057
69,959	Pool AH1141	4.50%	12/01/40	67,889
75,763	Pool AI6093	4.50%	06/01/31	75,396
16,985	Pool AI6581	4.50%	07/01/41	16,482
252,439	Pool AI9114	4.00%	06/01/42	237,022
1,092,983	Pool AI9124	4.00%	08/01/42	1,026,228
755,356	Pool AI9158	6.50%	01/01/41	813,679
46,817	Pool AL0212	5.50%	02/01/38	47,231
47,010	Pool AL2142	6.50%	09/01/38	48,569
50,746	Pool AL2892	3.50%	12/01/42	46,243
330,568	Pool AL3093	3.50%	02/01/43	301,149
394,019	Pool AL5890	4.50%	03/01/43	382,362
311,896	Pool AL7637	5.00%	01/01/42	308,445
768,055	Pool AL7905	4.50%	03/01/34	755,559
11,155,491	Pool AL9401	4.00%	02/01/46	10,453,410
5,672,574	Pool AL9566	3.50%	06/01/46	5,148,175
987,209	Pool AL9777	4.50%	01/01/47	949,423
167,799	Pool AP1197	3.50%	09/01/42	153,013
98,794	Pool AP7963	4.00%	09/01/42	93,099
1,276,140	Pool AQ0411	3.50%	10/01/42	1,163,721
188,173	Pool AQ9999	3.00%	02/01/43	167,045

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,751,611	Pool AS1719	5.00%	02/01/44	$1,735,760
137,742	Pool AS7211	3.00%	04/01/46	122,574
27,424,668	Pool AS7738	3.00%	08/01/46	23,645,892
36,924,183	Pool AS7749	3.50%	08/01/46	33,167,237
161,919	Pool AS9990	4.50%	07/01/47	153,970
56,525	Pool AT0332	3.00%	04/01/43	50,592
56,436	Pool AY0013	4.50%	01/01/45	54,395
17,177,543	Pool BF0207	4.50%	04/01/47	16,730,077
9,752	Pool BH9428	4.50%	09/01/47	9,318
31,435	Pool BJ6232	5.00%	04/01/48	30,949
364,848	Pool BJ9100	4.50%	02/01/48	350,431
308,788	Pool BJ9111	4.50%	03/01/48	296,212
894,217	Pool BJ9124	4.50%	04/01/48	859,993
9,853,674	Pool BM3867	4.00%	02/01/46	9,251,916
3,308,396	Pool BM4785	4.50%	10/01/38	3,255,656
4,321,554	Pool BM5671	4.50%	01/01/49	4,159,783
20,710,555	Pool BM6732	4.00%	11/01/48	19,489,082
15,009,025	Pool BM7079	4.00%	10/01/48	13,900,862
6,635,179	Pool BM7129	3.00%	01/01/47	5,890,193
17,420,343	Pool BM7521	3.50%	10/01/48	15,616,795
790,374	Pool BN4059	4.00%	12/01/48	723,847
3,786,298	Pool BV8046	4.50%	09/01/52	3,624,737
3,341,673	Pool CA2947	4.00%	12/01/48	3,097,378
1,446,513	Pool FM1284	3.50%	02/01/46	1,317,584
1,288,364	Pool FM1285	4.00%	10/01/43	1,214,505
24,070,438	Pool FM2863	3.50%	09/01/48	21,732,866
67,073,541	Pool FM2972	4.00%	12/01/44	62,979,533
77,678,115	Pool FM3003	4.00%	05/01/49	72,804,230
5,501,408	Pool FM8218	4.00%	04/01/48	5,110,432
3,827,960	Pool FM9408	4.50%	06/01/46	3,662,749
11,460,105	Pool FS0045	3.00%	09/01/47	9,979,710
12,194,829	Pool FS0074	3.00%	01/01/47	10,776,688
30,589,110	Pool FS0742	3.50%	05/01/44	28,005,970
31,632,666	Pool FS1797	3.50%	07/01/46	28,785,846
7,962,491	Pool FS1884	4.00%	05/01/42	7,396,546
37,729,521	Pool FS2044	4.50%	07/01/44	36,305,743
23,033,599	Pool FS2127	3.50%	06/01/48	20,866,783
7,163,149	Pool FS2787	4.00%	10/01/48	6,725,285
14,153,231	Pool FS2796	3.50%	08/01/47	12,822,247
15,358,469	Pool FS2925	3.00%	08/01/48	13,562,831
36,290,681	Pool FS3541	3.50%	08/01/52	32,190,912
1,469,460	Pool FS4013	4.00%	04/01/42	1,388,299
1,369,149	Pool FS4015	5.50%	03/01/49	1,376,812
39,218	Pool MA0096	4.50%	06/01/29	39,026
16,321	Pool MA0295	5.00%	01/01/30	16,384
1,973	Pool MA0777	5.00%	06/01/31	1,984
18,919	Pool MA1222	4.00%	10/01/32	18,530
39,345	Pool MA1228	3.00%	09/01/42	35,002
1,665	Pool MA2509	3.00%	01/01/46	1,425

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$130,931	Pool MA3101	4.50%	08/01/47	$125,433
83,300	Pool MA3123	5.00%	08/01/47	82,151
40,000,000	Pool TBA	3.00%	03/01/55	34,004,106
30,328,000	Pool TBA (h)	5.00%	03/01/55	29,255,952
16,657,000	Pool TBA (h)	6.00%	03/01/55	16,747,401
60,954,000	Pool TBA (h)	3.50%	03/15/55	53,908,575
186,690,000	Pool TBA (h)	4.00%	03/15/55	170,609,866
127,098,000	Pool TBA (h)	5.50%	03/15/55	125,377,005
	Government National Mortgage Association
23,518	Pool 3227	6.00%	04/20/32	24,147
253	Pool 455986	5.25%	07/15/25	252
35,576	Pool 487108	6.00%	04/15/29	36,658
17,050	Pool 553144	5.50%	04/15/33	17,204
66,433	Pool 604338	5.00%	05/15/33	66,378
48,350	Pool 604897	5.00%	12/15/33	48,321
61,087	Pool 605389	5.00%	04/15/34	61,050
138,176	Pool 615403	4.50%	08/15/33	135,548
4,749	Pool 627123	5.50%	03/15/34	4,841
61,751	Pool 638704	5.50%	11/15/36	63,628
68,172	Pool 653143	4.90%	04/15/36	67,748
211,491	Pool 658324	5.50%	03/15/37	215,576
73,823	Pool 677190	5.00%	06/15/38	73,952
11,292	Pool 687833	6.00%	08/15/38	11,740
37,604	Pool 706840	4.50%	05/15/40	37,015
156,711	Pool 706855	4.50%	09/15/40	154,254
171,868	Pool 711483	4.00%	01/15/40	164,338
87,493	Pool 711543	4.00%	11/15/40	83,616
624,225	Pool 711563	4.50%	03/15/41	614,437
3,191,973	Pool 720225	4.50%	07/15/39	3,065,302
179,231	Pool 723216	4.50%	08/15/40	173,690
47,564	Pool 723248	5.00%	10/15/39	47,582
165,424	Pool 724230	5.00%	08/15/39	164,480
43,799	Pool 724267	5.00%	09/15/39	43,495
116,117	Pool 724340	4.50%	09/15/39	112,338
72,864	Pool 725272	4.50%	11/15/39	70,532
28,084	Pool 726394	4.50%	10/15/39	27,199
145,642	Pool 733595	4.50%	04/15/40	140,570
57,348	Pool 733733	5.00%	06/15/40	56,667
400,281	Pool 736317	4.25%	06/20/36	377,394
80,667	Pool 736617	4.00%	12/15/35	76,112
573,466	Pool 737673	4.50%	11/15/40	554,387
128,789	Pool 737996	4.00%	02/15/41	121,019
101,522	Pool 743673	4.50%	07/15/40	98,556
208,845	Pool 745478	5.00%	08/20/40	204,417
456,960	Pool 748939	4.00%	09/20/40	426,078
64,315	Pool 754384	4.50%	03/20/42	63,538
226,331	Pool 762905	4.50%	04/15/41	218,449
727,857	Pool 769102	4.50%	07/20/41	706,621
185,653	Pool 781623	5.00%	06/15/33	184,471

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$28,860	Pool 781697	6.00%	11/15/33	$29,834
156,106	Pool 781824	5.50%	11/15/34	159,111
5,911	Pool 781862	5.50%	01/15/35	6,047
8,286	Pool 782070	7.00%	06/15/32	8,468
32,153	Pool 782810	4.50%	11/15/39	31,254
53,965	Pool 783091	5.50%	06/15/40	55,001
98,000	Pool 783375	5.00%	08/15/41	97,090
142,928	Pool 783760	5.00%	02/15/42	143,241
2,367,963	Pool 784063	5.00%	09/20/45	2,353,861
314,715	Pool 784343	5.00%	02/15/41	315,514
3,094,259	Pool 784752	4.00%	03/15/45	2,957,096
876,597	Pool 785020	3.00%	05/20/50	746,514
1,720,258	Pool AC0197	4.00%	12/20/42	1,621,851
282,772	Pool AD0026	3.50%	06/20/33	271,315
32,750	Pool AG8899	4.00%	12/20/43	30,586
502,127	Pool AI6317	4.50%	06/20/44	480,069
242,744	Pool AK2389	4.50%	11/20/44	232,490
58,727	Pool AN4469	5.00%	12/15/40	57,578
137,497	Pool AR8421	5.00%	10/20/41	134,636
769,643	Pool BB1216	4.50%	06/20/47	736,895
341,365	Pool BB4731	4.00%	07/20/47	316,395
259,436	Pool BB4757	4.00%	08/20/47	243,331
155,503	Pool BB4769	4.00%	08/20/47	144,301
219,588	Pool BD0483	4.50%	11/20/47	209,772
334,976	Pool BF0415	5.00%	06/20/35	329,156
261,772	Pool BL6909	5.00%	03/20/49	256,584
69,103	Pool MA1162	6.00%	07/20/43	71,968
9,699	Pool MA2215	3.50%	09/20/44	8,624
61,359	Pool MA2759	6.00%	01/20/45	63,829
29,090	Pool MA2897	6.00%	03/20/45	30,291
1,730,419	Pool MA5714	6.00%	01/20/49	1,802,205
				1,328,198,221
	Total U.S. Government Agency Mortgage-Backed Securities			3,838,411,802
	(Cost $4,063,888,183)
MORTGAGE-BACKED SECURITIES — 6.8%
	Collateralized Mortgage Obligations — 4.2%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (f)	4.76%	04/25/49	8,035,830
1,799,682	Series 2019-3, Class A3 (f)	3.42%	10/25/48	1,695,252
1,854,095	Series 2021-1R, Class A2 (f)	1.48%	10/25/48	1,656,437
2,559,764	Series 2021-1R, Class A3 (f)	1.64%	10/25/48	2,284,824
	BRAVO Residential Funding Trust
1,080,615	Series 2021-NQM1, Class A2 (f)	1.26%	02/25/49	1,006,199
2,701,537	Series 2021-NQM1, Class A3 (f)	1.33%	02/25/49	2,509,373
	Chase Home Lending Mortgage Trust
1,824,232	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (c) (f)	5.33%	07/25/49	1,739,954

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CHL Mortgage Pass-Through Trust
$29,528	Series 2004-8, Class 2A1	4.50%	06/25/19	$14,792
	CIM Trust
907,718	Series 2019-INV1, Class A11 (f)	4.00%	02/25/49	858,460
	Citigroup Global Markets Mortgage Securities VII, Inc.
219	Series 2003-UP2, Class PO1, PO (g)	(d)	12/25/18	218
	Connecticut Avenue Securities Trust
4,000,000	Series 2021-R02, Class 2M2, 30 Day Average SOFR + 2.00% (c) (f)	6.35%	11/25/41	4,042,509
5,000,000	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (c) (f)	7.35%	01/25/42	5,147,414
2,544,123	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (c) (f)	5.40%	01/25/44	2,546,036
5,034,159	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (c) (f)	5.35%	05/25/44	5,047,246
4,860,202	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (c) (f)	5.35%	07/25/44	4,873,976
	Credit Suisse Mortgage Trust
252,715	Series 2018-RPL9, Class A (f)	3.85%	09/25/57	242,013
1,036,679	Series 2021-RPL6, Class A1 (f)	2.00%	10/25/60	927,388
	Ellington Financial Mortgage Trust
2,422,000	Series 2019-2, Class M1 (f)	3.47%	11/25/59	2,218,755
5,740,085	Series 2022-2, Class A1 (f)	4.30%	04/25/67	5,594,895
6,869,048	Series 2023-1, Class A1, steps up to 6.73% on 01/01/27 (f) (i)	5.73%	02/25/68	6,865,374
	FARM Mortgage Trust
4,674,078	Series 2024-1, Class A (e) (f)	4.71%	10/01/53	4,403,529
6,324,255	Series 2024-2, Class A (e) (f)	5.20%	08/01/54	6,115,740
	Flagstar Mortgage Trust
172,536	Series 2018-2, Class A4 (f)	3.50%	04/25/48	166,517
3,510,021	Series 2018-4, Class B1 (e) (f)	4.14%	07/25/48	3,215,658
1,228,121	Series 2019-2, Class A11 (f)	3.50%	12/25/49	1,084,100
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1 (g)	4.75%	01/25/19	699
	GS Mortgage-Backed Securities Trust
313,271	Series 2019-PJ3, Class A1 (f)	3.50%	03/25/50	289,640
3,063,455	Series 2021-PJ6, Class A8 (f)	2.50%	11/25/51	2,698,363
	HOMES Trust
5,785,909	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (f) (i)	5.22%	08/25/59	5,740,046
	JP Morgan Mortgage Trust
3,405	Series 2004-S2, Class 5A1	5.50%	12/25/19	3,199
737,285	Series 2015-IVR2, Class A5 (e) (f)	6.16%	01/25/45	737,637
1,189,366	Series 2019-1, Class A5 (f)	4.00%	05/25/49	1,094,641
526,015	Series 2019-8, Class A15 (f)	3.50%	03/25/50	466,700
932,395	Series 2019-INV2, Class A15 (f)	3.50%	02/25/50	835,971
3,474,513	Series 2020-INV1, Class A15 (f)	3.50%	08/25/50	3,068,034
	Mello Mortgage Capital Acceptance
3,621,308	Series 2018-MTG2, Class A9 (f)	4.27%	10/25/48	3,409,509
	MetLife Securitization Trust
3,935,435	Series 2018-1A, Class A (f)	3.75%	03/25/57	3,772,286

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	MFRA Trust
$11,878,055	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (f) (i)	5.72%	12/25/69	$11,897,626
	New Residential Mortgage Loan Trust
3,622,878	Series 2015-2A, Class B1 (f)	4.50%	08/25/55	3,548,746
2,882,718	Series 2016-1A, Class A1 (f)	3.75%	03/25/56	2,733,443
7,145,444	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (c) (f)	5.18%	01/25/48	7,003,614
	OBX Trust
1,023,100	Series 2018-EXP1, Class 1A3 (f)	4.00%	04/25/48	953,113
	Onslow Bay Mortgage Loan Trust
5,609,853	Series 2021-NQM4, Class A1 (f)	1.96%	10/25/61	4,656,215
	Provident Funding Mortgage Trust
1,079,306	Series 2019-1, Class A5 (f)	3.00%	12/25/49	915,893
2,299,942	Series 2020-1, Class A5 (f)	3.00%	02/25/50	1,932,886
	PRPM LLC
4,830,691	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/28 (f) (i)	3.50%	05/25/54	4,637,706
9,558,044	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (f) (i)	4.00%	11/25/54	9,221,658
16,133,281	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (f) (i)	4.00%	12/25/54	15,542,550
	Seasoned Credit Risk Transfer Trust
2,228,983	Series 2017-2, Class M1 (f)	4.00%	08/25/56	2,215,624
	Sequoia Mortgage Trust
259,440	Series 2017-CH1, Class A13 (f)	4.00%	08/25/47	242,308
4,562,207	Series 2018-CH1, Class B1B (f)	4.42%	03/25/48	4,286,427
	Starwood Mortgage Residential Trust
7,049,513	Series 2022-3, Class A1 (f)	4.16%	03/25/67	6,777,138
	TIAA Bank Mortgage Loan Trust
813,314	Series 2018-3, Class A1 (f)	4.00%	11/25/48	755,334
	Towd Point Mortgage Trust
1,807,709	Series 2017-2, Class A2 (f)	3.25%	04/25/57	1,794,838
9,856,944	Series 2019-1, Class A1 (f)	3.75%	03/25/58	9,475,211
3,779,253	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (c) (f)	5.43%	05/25/58	3,895,837
	Vista Point Securitization Trust
6,662,000	Series 2020-1, Class M1 (f)	4.15%	03/25/65	6,445,235
	Wells Fargo Mortgage Backed Securities Trust
174,122	Series 2019-1, Class A1 (f)	3.92%	11/25/48	164,786
	WinWater Mortgage Loan Trust
902,856	Series 2016-1, Class 2A3 (f)	3.00%	12/20/30	860,458
3,001,482	Series 2016-1, Class B1 (e) (f)	3.78%	01/20/46	2,821,462
				197,187,322
	Commercial Mortgage-Backed Securities — 2.6%
	Arbor Multifamily Mortgage Securities Trust
5,847,140	Series 2020-MF1, Class A5 (f)	2.76%	05/15/53	5,270,966
2,963,000	Series 2020-MF1, Class AS (f)	3.06%	05/15/53	2,676,003
	BAMLL Commercial Mortgage Securities Trust
5,625,000	Series 2013-WBRK, Class A (e) (f)	3.53%	03/10/37	5,501,953

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BANK
$7,725,497	Series 2019-BN23, Class XA, IO (e)	0.68%	12/15/52	$212,267
8,341,384	Series 2020-BN26, Class XA, IO (e)	1.20%	03/15/63	387,768
3,156,125	Series 2022-BNK43, Class A1	4.35%	08/15/55	3,133,459
3,450,000	Series 2022-BNK43, Class ASB	4.50%	08/15/55	3,373,149
	BBCMS Mortgage Trust
7,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (c) (f)	5.23%	03/15/37	6,745,770
	BBCMS Trust
10,000,000	Series 2021-C10, Class ASB	2.27%	07/15/54	9,086,287
	Benchmark Mortgage Trust
141,090,193	Series 2023-V2, Class XA, IO (e)	0.99%	05/15/55	3,846,500
75,155,568	Series 2024-V6, Class XA, IO (e)	1.34%	03/15/57	3,532,184
	BMO Mortgage Trust
78,500,000	Series 2024-5C3, Class XA, IO (e)	1.12%	02/15/57	2,992,043
	BPR Trust
4,433,445	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (c) (f)	6.17%	06/15/38	4,414,428
	BX Commercial Mortgage Trust
4,709,794	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (c) (f)	5.35%	04/15/34	4,679,801
	CFCRE Commercial Mortgage Trust
204,829,831	Series 2017-C8, Class XA, IO (e)	1.47%	06/15/50	5,236,823
	Citigroup Commercial Mortgage Trust
86,932,379	Series 2016-P4, Class XA, IO (e)	1.90%	07/10/49	1,525,741
	COMM Mortgage Trust
4,993,218	Series 2016-DC2, Class A4	3.50%	02/10/49	4,953,469
41,260,000	Series 2024-277P, Class X, IO (e) (f)	0.66%	08/10/44	1,193,095
	Credit Suisse Mortgage Trust
8,570,000	Series 2020-WEST, Class A (f)	3.04%	02/15/35	6,876,513
	CSAIL Commercial Mortgage Trust
3,631,265	Series 2019-C18, Class ASB	2.87%	12/15/52	3,478,073
56,274,560	Series 2020-C19, Class XA, IO (e)	1.09%	03/15/53	2,419,485
	FIVE Mortgage Trust
30,163,350	Series 2023-V1, Class XA, IO	0.68%	02/10/56	558,094
	Hilton USA Trust
4,250,000	Series 2016-HHV, Class A (f)	3.72%	11/05/38	4,153,348
	Houston Galleria Mall Trust
3,200,000	Series 2025-HGLR, Class A (e) (f) (j)	5.46%	02/05/45	3,216,600
	JP Morgan Chase Commercial Mortgage Securities Trust
1,462,209	Series 2017-JP5, Class A4	3.46%	03/15/50	1,452,752
10,466,125	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (c) (f)	5.56%	06/15/35	9,203,529
	Morgan Stanley Capital I Trust
7,527,000	Series 2018-MP, Class A (e) (f)	4.28%	07/11/40	6,845,636
	NY Commercial Mortgage Trust
3,230,000	Series 2025-299P, Class A (e) (f) (j)	5.66%	02/10/35	3,316,182

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	NYO Commercial Mortgage Trust
$4,500,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (c) (f)	5.52%	11/15/38	$4,483,435
2,670,000	Series 2021-1290, Class C, 1 Mo. CME Term SOFR + CSA + 2.00% (c) (f)	6.42%	11/15/38	2,629,382
	One Bryant Park Trust
2,250,000	Series 2019-OBP, Class A (f)	2.52%	09/15/54	1,993,037
	Ready Capital Mortgage Financing LLC
527,399	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (c) (f)	5.38%	07/25/36	527,368
	Wells Fargo Commercial Mortgage Trust
5,000,000	Series 2021-C61, Class ASB	2.53%	11/15/54	4,532,903
	WFLD Mortgage Trust
1,499,150	Series 2014-MONT, Class A (e) (f)	3.75%	08/10/31	1,412,134
				125,860,177
	Total Mortgage-Backed Securities			323,047,499
	(Cost $330,960,842)
U.S. GOVERNMENT BONDS AND NOTES — 4.7%
45,000,000	U.S. Treasury Note (k)	4.63%	10/15/26	45,297,949
41,000,000	U.S. Treasury Note (k)	4.13%	02/15/27	40,932,734
34,000,000	U.S. Treasury Note	4.50%	04/15/27	34,203,867
10,000,000	U.S. Treasury Note	4.13%	11/15/27	9,972,266
15,000,000	U.S. Treasury Note	4.25%	01/15/28	15,004,102
18,000,000	U.S. Treasury Note	2.88%	05/15/28	17,242,031
58,600,000	U.S. Treasury Note (k)	4.13%	07/31/28	58,329,890
	Total U.S. Government Bonds and Notes			220,982,839
	(Cost $220,001,119)
ASSET-BACKED SECURITIES — 2.7%
	Ally Auto Receivables Trust
5,000,000	Series 2024-2, Class A3	4.14%	07/16/29	4,971,063
	AMSR Trust
4,260,418	Series 2020-SFR4, Class A (f)	1.36%	11/17/37	4,158,775
	Capital Street Master Trust
5,000,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (c) (f)	5.75%	10/16/28	5,004,716
	Chase Auto Owner Trust
6,150,000	Series 2024-4A, Class A4 (f)	4.95%	03/25/30	6,195,410
4,750,000	Series 2024-5A, Class A3 (f)	4.18%	08/27/29	4,711,901
	Citizens Auto Receivables Trust
9,055,000	Series 2024-1, Class A3 (f)	5.11%	04/17/28	9,110,265
	CoreVest American Finance Trust
5,092,802	Series 2020-3, Class A (f)	1.36%	08/15/53	4,936,649
4,193,686	Series 2020-4, Class A (f)	1.17%	12/15/52	4,098,548
6,473,384	Series 2021-1, Class A (f)	1.57%	04/15/53	6,233,237
1,273,266	Series 2021-2, Class A (f)	1.41%	07/15/54	1,201,894
769,632	Series 2021-3, Class A (f)	1.90%	10/15/54	737,596
	CWABS, Inc. Asset-Backed Certificates Trust
376,642	Series 2004-5, Class M1, 1 Mo. CME Term SOFR + CSA + 0.86% (c)	5.28%	08/25/34	375,966

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Diamond Resorts Owner Trust
$2,203,353	Series 2021-1A, Class A (f)	1.51%	11/21/33	$2,158,815
	FirstKey Homes Trust
4,084,743	Series 2020-SFR1, Class A (f)	1.34%	08/17/37	4,009,081
	FNA VI LLC
3,649,204	Series 2021-1A, Class A (f)	1.35%	01/10/32	3,462,908
	GLS Auto Select Receivables Trust
5,000,000	Series 2025-1A, Class A2 (f)	4.71%	04/15/30	5,004,760
	GSAMP Trust
1,982,975	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (c) (f)	6.08%	05/25/36	2,204,359
	Island Finance Trust
3,000,000	Series 2025-1A, Class A (f)	6.54%	03/19/35	3,022,617
	M360 Ltd.
1,974,024	Series 2021-CRE3, Class A, 1 Mo. CME Term SOFR + CSA + 1.50% (c) (f)	5.91%	11/22/38	1,945,316
	Oscar US Funding XVII LLC
4,900,000	Series 2024-2A, Class A3 (f)	4.47%	03/12/29	4,855,496
	Pagaya AI Debt Grantor Trust
9,745,000	Series 2024-10, Class A (f)	5.18%	06/15/32	9,746,464
10,100,000	Series 2024-11, Class A (f)	5.09%	07/15/32	10,096,959
5,000,000	Series 2025-1, Class A2 (f)	5.16%	07/15/32	5,002,510
	Porsche Innovative Lease Owner Trust
8,995,000	Series 2024-1A, Class A3 (f)	4.67%	11/22/27	9,012,578
4,745,000	Series 2024-2A, Class A3 (f)	4.35%	10/20/27	4,737,685
	Progress Residential Trust
7,500,000	Series 2025-SFR1, Class A, steps up to 3.40% on 03/01/2025 (f)	3.29%	02/17/42	6,943,369
	Sierra Timeshare Receivables Funding LLC
1,538,284	Series 2020-2A, Class A (f)	1.33%	07/20/37	1,521,985
	Total Asset-Backed Securities			125,460,922
	(Cost $124,881,216)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
7,481	First Trust Commercial Mortgage Opportunities ETF (l)	151,266
32,647	First Trust Intermediate Government Opportunities ETF (l)	649,150
73,956	First Trust Long Duration Opportunities ETF (l)	1,548,638
15,756	First Trust Structured Credit Income Opportunities ETF (l)	318,585
	Total Exchange-Traded Funds	2,667,639
	(Cost $2,884,785)
MONEY MARKET FUNDS — 13.4%
634,149,853	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (m)	634,149,853
	(Cost $634,149,853)
	Total Investments — 109.0%	5,144,720,554
	(Cost $5,376,765,998)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
50	U.S. Treasury Long Bond Futures Call	$5,923,828	$119.00	02/21/25	$66,406
	(Cost $81,381)
	Put Options Purchased — 0.0%
180	U.S. 10-Year Treasury Futures Put	19,593,281	108.50	02/21/25	87,188
	(Cost $72,190)
	Total Purchased Options				153,594
	(Cost $153,571)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.1)%
	Pass-Through Securities — (2.1)%
	Federal National Mortgage Association
$(19,099,000)	Pool TBA	3.50%	03/15/40	(18,081,190)
(88,191,000)	Pool TBA (h)	4.50%	03/15/55	(82,930,544)
	Total Investments Sold Short — (2.1)%			(101,011,734)
	(Proceeds $100,027,911)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.1)%
(1,000)	3 Month SOFR Futures Call	$(240,162,500)	$ 97.50	12/12/25	(156,250)
(250)	SOFR 1-Year Mid-Curve Futures Call	(60,053,125)	96.50	03/14/25	(20,313)
(50)	U.S. 2-Year Treasury Futures Call	(10,298,438)	103.00	05/23/25	(37,500)
(450)	U.S. 2-Year Treasury Futures Call	(92,685,937)	103.50	05/23/25	(175,782)
(50)	U.S. 2-Year Treasury Futures Call	(10,298,438)	103.75	05/23/25	(14,063)
(100)	U.S. 5-Year Treasury Futures Call (n)	(10,639,063)	110.00	02/21/25	(0)
(50)	U.S. 5-Year Treasury Futures Call (n)	(5,319,531)	111.00	02/21/25	(0)
(50)	U.S. 5-Year Treasury Futures Call	(5,323,047)	107.50	05/23/25	(27,344)
(901)	U.S. 5-Year Treasury Futures Call	(95,921,305)	109.00	05/23/25	(197,094)
(50)	U.S. 10-Year Treasury Futures Call	(5,442,578)	116.00	02/21/25	(0)
(170)	U.S. 10-Year Treasury Futures Call	(18,499,453)	111.50	05/23/25	(90,312)
(555)	U.S. 10-Year Treasury Futures Call	(60,395,273)	112.00	05/23/25	(242,812)
(298)	U.S. Treasury Long Bond Futures Call	(33,946,391)	126.00	02/21/25	(4,656)
(200)	U.S. Treasury Long Bond Futures Call	(22,782,812)	128.00	02/21/25	(3,125)
(385)	U.S. Treasury Long Bond Futures Call	(43,856,914)	130.00	02/21/25	(0)
(150)	U.S. Treasury Long Bond Futures Call	(17,087,109)	138.00	02/21/25	(0)
(412)	U.S. Treasury Long Bond Futures Call	(46,855,344)	124.00	03/21/25	(38,625)
(100)	U.S. Treasury Long Bond Futures Call	(11,372,656)	118.00	05/23/25	(123,437)
(1,121)	U.S. Treasury Long Bond Futures Call	(127,487,477)	119.00	05/23/25	(1,138,516)
(1,035)	U.S. Treasury Long Bond Futures Call	(117,706,992)	120.00	05/23/25	(840,937)
(50)	U.S. Treasury Long Bond Futures Call	(5,686,328)	122.00	05/23/25	(26,563)
(50)	Ultra U.S. 10-Year Treasury Long Bond Futures Call	(5,569,141)	116.00	02/21/25	(1,563)
(25)	Ultra U.S. 10-Year Treasury Long Bond Futures Call	(2,784,570)	118.00	02/21/25	(391)
(20)	Ultra U.S. Treasury Long Bond Futures Call	(2,369,531)	118.00	02/21/25	(36,562)
(95)	Ultra U.S. Treasury Long Bond Futures Call	(11,255,273)	120.00	02/21/25	(89,062)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(50)	Ultra U.S. Treasury Long Bond Futures Call	$(5,923,828)	$122.00	02/21/25	$(21,875)
(20)	Ultra U.S. Treasury Long Bond Futures Call	(2,369,531)	128.00	02/21/25	(625)
(10)	Ultra U.S. Treasury Long Bond Futures Call	(1,184,766)	132.00	02/21/25	(156)
	Total Call Options Written				(3,287,563)
	(Premiums received $6,579,745)
	Put Options Written — (0.3)%
(3,350)	3 Month SOFR Futures Put	(804,711,875)	95.00	03/13/26	(670,000)
(250)	SOFR 1-Year Mid-Curve Futures Put	(60,053,125)	94.50	03/14/25	(1,563)
(740)	U.S. 2-Year Treasury Futures Put	(152,174,063)	102.50	02/21/25	(80,938)
(1,450)	U.S. 2-Year Treasury Futures Put	(298,654,687)	102.25	05/23/25	(339,845)
(100)	U.S. 5-Year Treasury Futures Put	(10,639,063)	105.00	02/21/25	(4,688)
(233)	U.S. 5-Year Treasury Futures Put	(24,789,016)	107.50	02/21/25	(278,508)
(75)	U.S. 5-Year Treasury Futures Put	(7,979,297)	108.00	02/21/25	(124,219)
(1,025)	U.S. 5-Year Treasury Futures Put	(109,050,391)	109.00	02/21/25	(2,682,618)
(100)	U.S. 5-Year Treasury Futures Put	(10,646,094)	102.00	05/23/25	(3,906)
(159)	U.S. 5-Year Treasury Futures Put	(16,927,289)	105.00	05/23/25	(63,352)
(25)	U.S. 10-Year Treasury Futures Put	(2,721,289)	106.00	02/21/25	(781)
(623)	U.S. 10-Year Treasury Futures Put	(67,814,523)	112.00	02/21/25	(1,985,812)
(120)	U.S. 10-Year Treasury Futures Put	(13,062,188)	113.00	02/21/25	(500,625)
(50)	U.S. 10-Year Treasury Futures Put	(5,441,016)	108.00	03/21/25	(30,469)
(157)	U.S. 10-Year Treasury Futures Put	(17,084,789)	110.50	03/21/25	(321,359)
(100)	U.S. 10-Year Treasury Futures Put	(10,882,031)	105.00	05/23/25	(31,250)
(100)	U.S. Treasury Long Bond Futures Put	(11,391,406)	110.00	02/21/25	(15,625)
(150)	U.S. Treasury Long Bond Futures Put	(17,087,109)	112.00	02/21/25	(75,000)
(150)	U.S. Treasury Long Bond Futures Put	(17,087,109)	113.00	02/21/25	(121,875)
(175)	U.S. Treasury Long Bond Futures Put	(19,934,961)	116.00	02/21/25	(442,969)
(463)	U.S. Treasury Long Bond Futures Put	(52,742,211)	118.00	02/21/25	(1,967,750)
(300)	U.S. Treasury Long Bond Futures Put	(34,174,219)	120.00	02/21/25	(1,842,187)
(83)	U.S. Treasury Long Bond Futures Put	(9,454,867)	121.00	02/21/25	(591,375)
(25)	U.S. Treasury Long Bond Futures Put	(2,843,164)	104.00	05/23/25	(9,375)
(50)	U.S. Treasury Long Bond Futures Put	(5,686,328)	105.00	05/23/25	(23,437)
(80)	U.S. Treasury Long Bond Futures Put	(9,098,125)	106.00	05/23/25	(47,500)
(775)	U.S. Treasury Long Bond Futures Put	(88,138,086)	108.00	05/23/25	(714,453)
(50)	Ultra U.S. Treasury Long Bond Futures Put	(5,923,828)	115.00	02/21/25	(23,438)
(15)	Ultra U.S. Treasury Long Bond Futures Put	(1,777,148)	120.00	02/21/25	(37,031)
	Total Put Options Written				(13,031,948)
	(Premiums received $6,859,574)
	Total Written Options				(16,319,511)
	(Premiums received $13,439,319)
	Net Other Assets and Liabilities — (6.5)%				(308,539,662)
	Net Assets — 100.0%				$4,719,003,241

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Futures Contracts at January 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	2,174	Mar-2025	$447,028,750	$282,324
U.S. 5-Year Treasury Notes	650	Mar-2025	69,153,906	(479,477)
			$516,182,656	$(197,153)

Futures Contracts Short
U.S. 10-Year Treasury Notes	2,985	Mar-2025	$(324,898,594)	$1,671,596
U.S. Treasury Long Bond Futures	1,335	Mar-2025	(152,064,844)	3,027,041
Ultra 10-Year U.S. Treasury Notes	6,759	Mar-2025	(752,783,625)	11,552,883
Ultra U.S. Treasury Bond Futures	2,235	Mar-2025	(264,777,656)	7,217,324
			$(1,494,524,719)	$23,468,844
		Total	$(978,342,063)	$23,271,691

(a)	Inverse floating rate security.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Floating or variable rate security.
(d)	Zero coupon security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $443,171,414 or 9.4% of net assets.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement.
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(j)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.
(k)	All or a portion of this security is segregated as collateral for open futures and options contracts. At January 31, 2025, the segregated value of these securities amounts to $87,199,355.
(l)	Investment in an affiliated fund.
(m)	Rate shown reflects yield as of January 31, 2025.
(n)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$3,838,411,802	$—	$3,838,411,802	$—
Mortgage-Backed Securities	323,047,499	—	323,047,499	—
U.S. Government Bonds and Notes	220,982,839	—	220,982,839	—
Asset-Backed Securities	125,460,922	—	125,460,922	—
Exchange-Traded Funds*	2,667,639	2,667,639	—	—
Money Market Funds	634,149,853	634,149,853	—	—
Total Investments	5,144,720,554	636,817,492	4,507,903,062	—
Purchased Options	153,594	153,594	—	—
Futures Contracts	23,751,168	23,751,168	—	—
Total	$5,168,625,316	$660,722,254	$4,507,903,062	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(101,011,734)	$—	$(101,011,734)	$—
Written Options	(16,319,511)	(16,319,511)	— **	—
Futures Contracts	(479,477)	(479,477)	—	—
Total	$(117,810,722)	$(16,798,988)	$(101,011,734)	$—

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2025, and for the fiscal year-to-date period (November 1, 2024 to January 31, 2025) are as follows:

Security Name	Shares at 1/31/2025	Value at 10/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2025	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	7,481	$151,525	$—	$—	$(259)	$—	$151,266	$2,375
First Trust Intermediate Government Opportunities ETF	32,647	657,054	—	—	(7,904)	—	649,150	8,570
First Trust Long Duration Opportunities ETF	73,956	1,576,002	—	—	(27,364)	—	1,548,638	15,531
First Trust Structured Credit Income Opportunities ETF	15,756	319,611	—	—	(1,026)	—	318,585	8,804
		$2,704,192	$—	$—	$(36,553)	$—	$2,667,639	$35,280